Schedule of Investments (unaudited) April 30, 2022	BlackRock Future U.S. Themes ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.1%
United Parcel Service Inc., Class B	25	$4,499

Automobiles — 0.4%
Ford Motor Co.	1,079	15,279

Banks — 2.2%
JPMorgan Chase & Co.	764	91,191
PNC Financial Services Group Inc. (The)	15	2,492

		93,683

Building Products — 0.2%
Builders FirstSource Inc.(a)	69	4,248
Johnson Controls International PLC	58	3,473

		7,721

Capital Markets — 6.3%
Affiliated Managers Group Inc.	235	29,509
Ameriprise Financial Inc.	45	11,947
Ares Management Corp., Class A	244	16,158
Bank of New York Mellon Corp. (The)	72	3,028
Blackstone Inc., NVS	127	12,900
Charles Schwab Corp. (The)	760	50,411
Goldman Sachs Group Inc. (The)	30	9,165
Houlihan Lokey Inc.	15	1,249
Intercontinental Exchange Inc.	600	69,486
KKR & Co. Inc.	260	13,252
Moody’s Corp.	10	3,165
Morgan Stanley	180	14,506
Raymond James Financial Inc.	130	12,670
S&P Global Inc.	14	5,271
Stifel Financial Corp.	240	14,844
T Rowe Price Group Inc.	33	4,060

		271,621

Chemicals — 3.4%
CF Industries Holdings Inc.	363	35,149
Linde PLC	115	35,875
Olin Corp.	1,317	75,596

		146,620

Commercial Services & Supplies — 1.4%
Copart Inc.(a)	95	10,797
Waste Connections Inc.	325	44,840
Waste Management Inc.	25	4,111

		59,748

Communications Equipment — 0.1%
Arista Networks Inc.(a)	25	2,889

Consumer Finance — 1.2%
American Express Co.	268	46,822
Capital One Financial Corp.	45	5,608
Discover Financial Services	15	1,687

		54,117

Distributors — 0.3%
Genuine Parts Co.	80	10,404
LKQ Corp.	90	4,467

		14,871

Diversified Financial Services — 4.2%
Berkshire Hathaway Inc., Class B(a)	570	184,013

Electronic Equipment, Instruments & Components — 4.7%
Amphenol Corp., Class A	1,050	75,075

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Arrow Electronics Inc.(a)	440	$51,858
CDW Corp./DE	5	816
Jabil Inc.	515	29,731
Keysight Technologies Inc.(a)	65	9,118
TD SYNNEX Corp.	60	6,005
TE Connectivity Ltd.	200	24,956
Trimble Inc.(a)	60	4,002

		201,561

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	59	31,371

Food Products — 0.0%
Hershey Co. (The)	9	2,032

Health Care Providers & Services — 2.6%
HCA Healthcare Inc.	35	7,509
UnitedHealth Group Inc.	205	104,253

		111,762

Hotels, Restaurants & Leisure — 2.1%
McDonald’s Corp.	365	90,943
Yum! Brands Inc.	7	819

		91,762

Household Products — 3.0%
Procter & Gamble Co. (The)	807	129,564

Insurance — 0.4%
American Financial Group Inc./OH	42	5,816
Loews Corp.	30	1,885
Marsh & McLennan Companies Inc.	55	8,894

		16,595

Interactive Media & Services — 10.7%
Alphabet Inc., Class A(a)	88	200,832
Alphabet Inc., Class C, NVS(a)	85	195,443
Meta Platforms Inc, Class A(a)	325	65,153

		461,428

Internet & Direct Marketing Retail — 2.0%
Amazon.com Inc.(a)	35	86,997

IT Services — 7.7%
Accenture PLC, Class A	475	142,671
Automatic Data Processing Inc.	60	13,091
Broadridge Financial Solutions Inc.	10	1,441
Cognizant Technology Solutions Corp., Class A	495	40,046
Genpact Ltd.	530	21,343
Paychex Inc.	135	17,109
SS&C Technologies Holdings Inc.	1,540	99,576

		335,277

Machinery — 0.4%
Dover Corp.	40	5,332
Graco Inc.	221	13,706

		19,038

Metals & Mining — 0.2%
Alcoa Corp.	38	2,576
Reliance Steel & Aluminum Co.	40	7,930

		10,506

Multiline Retail — 1.8%
Dillard’s Inc., Class A	161	48,914
Target Corp.	125	28,581

		77,495

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Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Future U.S. Themes ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 3.8%
ConocoPhillips	159	$15,188
Continental Resources Inc./OK	66	3,668
Devon Energy Corp.	226	13,146
EOG Resources Inc.	388	45,303
Matador Resources Co.	449	21,920
Ovintiv Inc.	650	33,274
PDC Energy Inc.	434	30,267
Pioneer Natural Resources Co.	13	3,022

		165,788

Pharmaceuticals — 1.4%
Johnson & Johnson	328	59,191

Professional Services — 0.2%
ASGN Inc.(a)	50	5,673
Robert Half International Inc.	30	2,949

		8,622

Road & Rail — 1.0%
Union Pacific Corp.	180	42,172

Semiconductors & Semiconductor Equipment — 11.4%
Analog Devices Inc.	176	27,171
Applied Materials Inc.	174	19,201
Broadcom Inc.	154	85,376
Intel Corp.	1,028	44,810
KLA Corp.	10	3,193
Microchip Technology Inc.	310	20,212
Micron Technology Inc.	600	40,914
NVIDIA Corp.	89	16,507
NXP Semiconductors NV	40	6,836
Qorvo Inc.(a)	95	10,809
QUALCOMM Inc.	745	104,069
Semtech Corp.(a)	60	3,576
Skyworks Solutions Inc.	160	18,128
Synaptics Inc.(a)	109	16,180
Texas Instruments Inc.	446	75,931

		492,913

Software — 10.6%
Adobe Inc.(a)	15	5,939
Autodesk Inc.(a)	10	1,893
Cadence Design Systems Inc.(a)	55	8,297
Intuit Inc.	10	4,187
Microsoft Corp.	1,380	382,978

Security	Shares	Value

Software (continued)
Oracle Corp.	410	$30,094
Synopsys Inc.(a)	75	21,509
Tyler Technologies Inc.(a)	5	1,974

		456,871

Specialty Retail — 2.0%
Home Depot Inc. (The)	175	52,570
Lowe’s Companies Inc.	160	31,637
TJX Companies Inc. (The)	18	1,103

		85,310

Technology Hardware, Storage & Peripherals — 10.6%
Apple Inc.	2,715	428,020
Dell Technologies Inc., Class C	684	32,155

		460,175

Textiles, Apparel & Luxury Goods — 1.1%
Nike Inc., Class B	389	48,508

Trading Companies & Distributors — 0.6%
Fastenal Co.	170	9,403
United Rentals Inc.(a)	40	12,661
WW Grainger Inc.	5	2,500

		24,564

Total Common Stocks — 98.8% (Cost: $4,884,262)		4,274,563

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(b)(c) .	40,000	40,000

Total Short-Term Investments — 0.9% (Cost: $40,000)		40,000

Total Investments in Securities — 99.7% (Cost: $4,924,262)		4,314,563

Other Assets, Less Liabilities — 0.3%		13,185

Net Assets — 100.0%		$4,327,748

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/14/21	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(b) .	$—		$0	(c)	$(1)	$1	$—	$—	—	$20	(d)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		40,000	(c)	—	—	—	40,000	40,000	23		—

						$1	$—	$40,000		$43		$—

(a)	Commencement of operations.
(b)	As of period end, the entity is no longer held.

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Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Future U.S. Themes ETF

Affiliates (continued)

(c)	Represents net amount purchased (sold).
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-mini S&P 500 Index	2	06/17/22	$41	$(362)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,274,563	$—	$—	$4,274,563
Money Market Funds	40,000	—	—	40,000

	$4,314,563	$—	$—	$4,314,563

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(362)	$—	$—	$(362)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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